SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash FDIC insured amount	$ 250,000
Advertising expenses	457	$ 0
Research and development expense	657,657	734,014
Inventory	50,000	50,000
Impairment of assets		536,047
Other current liabilities	$ 1,197	179
Revision of Prior Period, Reclassification, Adjustment [Member]
Other current liabilities		$ 1,072